SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts of accounts receivables and other receivables:
Valuation And Qualifying Accounts
Balance at Beginning of Year	3,183	2,945	2,278
Charge to Costs and Expenses	4,573	1,238	667
Write off		(1,000)
Balance at end of Year	7,756	3,183	2,945
Valuation allowance for deferred tax assets
Valuation And Qualifying Accounts
Balance at Beginning of Year	36,283	21,552	8,247
Charge to Costs and Expenses	22,158	18,792	17,350
Addition due to acquisition	3,139	1,597
Charge Taken Against Allowance	(9,984)	(5,658)	(4,045)
Balance at end of Year	51,596	36,283	21,552